Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	September 30, 2026	December 31, 2025
	(in thousands)
Accounts receivable (Billed services)	$1,550,525	$1,517,217
Allowance for credit losses	(40,480)	(42,319)
Accounts receivable net	1,510,045	1,474,898
Unbilled revenue (Unbilled services)	1,023,170	1,096,592
Accounts receivable and unbilled revenue, net	$2,533,215	$2,571,490
Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	September 30, 2026	December 31, 2025	$ Change	% Change
	(in thousands, except percentages)
Unbilled revenue (Unbilled services)	$1,023,170	$1,096,592	$(73,422)	(6.7)%
Unearned revenue (Payments on account)	(1,727,355)	(1,550,471)	(176,884)	11.4%